Portfolio of Investments Longleaf Partners Small-Cap Fund March 31, 2026 (Unaudited)	/ 1

Common Stocks
	Shares	Value	% of Net Assets
Beverages
Becle S.A.B. de C.V. (Mexico)	57,956,215	$52,775,692	7.6%
The Boston Beer Company, Inc. - Class A(a)	118,220	27,237,888	3.9
		80,013,580	11.5
Consumer Services
Graham Holdings Company - Class B	31,610	33,419,989	4.8
Containers & Packaging
Clearwater Paper Corporation (a),(b)	1,522,835	21,898,367	3.2
Food
Dole PLC (Ireland)	1,930,616	27,588,503	4.0
Gruma, S.A.B. de C.V. - Class B (Mexico)	1,806,547	33,072,671	4.8
		60,661,174	8.8
Insurance
White Mountains Insurance Group Ltd. (Bermuda)	15,233	33,466,292	4.8
Internet Media & Services
TripAdvisor, Inc.(a)	4,591,028	48,940,358	7.0
Leisure Facilities & Services
Atlanta Braves Holdings, Inc. - Class C(a)	669,988	28,608,488	4.1
Leisure Products
Mattel, Inc.(a)	3,258,442	47,345,162	6.8
Oil & Gas Producers
CNX Resources Corporation(a)	1,008,283	38,869,310	5.6
REITs
Alexander’s, Inc.	98,861	23,350,968	3.4
Empire State Realty Trust, Inc. – Class A	6,463,155	33,608,406	4.8
Rayonier, Inc.	2,729,783	56,288,125	8.1
		113,247,499	16.3
Telecommunications
GCI Liberty, Inc. - Class A (a)	80,675	2,972,874	0.4
GCI Liberty, Inc. - Class C (a)	1,318,986	49,079,469	7.1
Shenandoah Telecommunications Company (b)	2,935,927	45,271,994	6.5
		97,324,337	14.0
Total Common Stocks (Cost $508,932,364)		603,794,556	86.9

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Short-Term Obligations
	Principal Amount	Value	% of Net Assets
Repurchase Agreement with State Street Bank, 2.97%, dated 03/31/2026, due 04/01/2026 Repurchase Price: $91,213,525 (Collateral: $93,030,120 U.S. Treasury Notes, 3.500% due 10/15/2028, Par $92,333,800) (Cost $91,206,000)	91,206,000	$91,206,000	13.1%
Total Investments - (Cost $600,138,364)		695,000,556	100.0
Other Assets (Liabilities), Net		132,860	0.0 (c)
Net Assets		$695,133,416	100.0%

(a)	Non-income producing security.

(b)	Affiliated security during the period.

(c)	Amount represents less than 0.05%.

Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its voting stock during all or part of the period. Affiliated companies during the period ended March 31, 2026 were as follows:

						Net Realized	Net Unrealized
						Gain (Loss)	Appreciation
	Shares at	Value at				1/1/26 to	(Depreciation)	Value at
	3/31/26	12/31/25	Purchases	Sales	Dividends	3/31/26	1/1/26 to 3/31/26	3/31/26
Small Cap Fund
Common Stocks
Clearwater Paper Corporation* (Containers & Packaging)	1,522,835	$23,991,729	$2,096,948	$—	$—	$—	$(4,190,310)	$21,898,367

Shenandoah Telecommunications Company (Telecommunications)	2,935,927	33,939,316	—	—	—	—	11,332,678	45,271,994
		$57,931,045	$2,096,948	—	—	—	$7,142,368	$67,170,361

*	Non-income producing security